AllianzGI Green Bond Fund
AllianzGI Green Bond Fund
Investment Objective
The Fund seeks to provide total return, through a combination of capital appreciation and current income by investing in Green Bonds.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 20 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - AllianzGI Green Bond Fund		Class A	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Green Bond Fund		Class A	Institutional Class	Class P
Management Fees		0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	5.19%	5.19%	5.24%
Total Annual Fund Operating Expenses		5.84%	5.59%	5.64%
Expense Reductions	[2]	(5.09%)	(5.09%)	(5.09%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.75%	0.50%	0.55%
[1]	Other expenses are based upon estimated amounts for the Fund's initial fiscal year ending September 30, 2019 and include organizational expenses of 1.50%.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2022 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.75% for Class A shares, 0.50% for Institutional Class shares and 0.55% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based on Total Annual Fund Operating Expenses After Expense Reductions excluding organizational expenses.

Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Green Bond Fund - USD ($)	1 Year	3 Years
Class A	449	606
Institutional Class	51	160
Class P	56	176

Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Green Bond Fund - USD ($)	1 Year	3 Years
Class A	449	606
Institutional Class	51	160
Class P	56	176

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 85% of its net assets (plus borrowings made for investment purposes) in “Green Bonds.” The Fund currently considers Green Bonds to be interest-bearing securities that are issued in order to finance projects that the portfolio managers believe are intended and/or likely to have a positive impact on the environment. Issuers of Green Bonds typically seek to address environmental solutions and/or support efforts to reduce their own environmental footprint. Through Green Bonds the Fund expects to invest in “green” projects including, but not limited to, those related to renewable energy (including wind, solar, geothermal and biofuel), sustainable land use and waste management, energy efficiency, greenhouse gas emissions reductions and clean water. These projects may be classified as “green” even where the overall business of the issuer is not generally viewed as “green” or even environmentally friendly. For example, the Fund may invest in bonds issued by an oil company if they finance a project categorized as “green.” The Fund invests primarily in an investment grade portfolio of Green Bonds of issuers located in both developed and emerging markets. The instruments in which the Fund may invest may be denominated in U.S. and non-U.S. currencies, but are primarily in currencies of developed markets.

The Fund may invest up to 20% of its net assets in securities rated below investment grade or unrated and determined to be of similar quality (sometimes referred to as “high-yield securities” or “junk bonds”).

The Fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The Fund may invest up to 10% of its net assets in mortgage-backed securities, including non-agency mortgage-backed securities, and/or asset-backed securities.

The Fund follows a bottom-up investment process based on fundamental research, with an additional layer of relative value analysis. The portfolio managers begin with a broad investment universe of bonds, and apply a human rights filter on each issuer. The human rights filter is a proprietary analytical tool that assesses the issuer’s commitment to preventing human rights violations based on company policies and incidences of related allegations. The structure of each bond is evaluated to determine whether it is in line with Green Bond principles. Next, projects financed with a bond’s issuance proceeds are analyzed, and projects from certain sectors, such as oil, are reviewed through a separate internal process to ensure alignment with Green Bond principles. Finally, the portfolio managers perform a qualitative assessment at the issuer level to ensure the Fund favors Green Bonds from issuers with sound environmental strategies.

The Fund’s portfolio as a whole is expected to have a weighted average duration of between zero and ten years under normal conditions. However, the portfolio managers typically manage duration with reference to the Fund’s benchmark, the ICE BofAML Green Bond Index (Fully Hedged to USD), though duration may vary significantly above or below the benchmark. This flexibility is intended to allow the portfolio managers to reposition the Fund to take advantage of significant interest rate movements. To gain exposure to the various asset classes, the Fund may invest in certain affiliated mutual funds managed by AllianzGI U.S. and/or its affiliates, unaffiliated funds and other pooled vehicles, exchange-traded funds (“ETFs”) and domestic or foreign private investment vehicles.

The Fund may invest in derivatives for hedging, investment purposes and managing interest rate exposure. It may invest, without limitation, in Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps, total return swaps, CDS indices, currency futures and forwards. The Fund may utilize currency derivatives such as currency forwards and future contracts to hedge its non-dollar investments back to U.S. dollars. The portfolio managers generally seek to hedge most or all of the Fund portfolio’s foreign currency exposure back to U.S. dollars, though the Fund may at any time have exposure to foreign currency movements.

The Fund may invest in securities that have not been registered for public sale, including those that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order):

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

“Green” Investment Risk:  The Fund will be affected by a decrease in governmental or other support for environmental initiatives.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.